Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Mar. 03, 2021	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance metrics of the Company. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”
							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total to PEO(1)	Compensation Actually Paid to PEO(2)	Summary Compensation Table Total for PEO 2(3)	Summary Compensation Table Total for PEO 2(4)	Average Summary Compensation Table Total for Non-PEO NEOs(5)	Average Compensation Actually Paid to Non- PEO NEOs(6)	Total Shareholder Return(7)	Peer Group Total Shareholder Return(8)	Net Income(9) (millions)	Adjusted EBTIDA(10) (millions)
(a)	(b)	(c)	(b 2)	(c 2)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$25,090,024	$27,908,285	N/A	N/A	$4,339,424	$4,362,668	$94.03	$72.81	$29	$2,127
2022	$14,736,293	$16,066,421	N/A	N/A	$12,165,924	$14,199,003	$94.55	$80.41	$436	$2,080
2021	$17,209,584	$17,507,005	$3,997,819	$3,997,819	$13,628,775	$16,785,690	$109.42	$86.41	$4,955	$2,476
2020	N/A	N/A	$7,912,333	$7,912,333	$3,039,974	$3,039,974	N/A	N/A	($402)	$2,898
(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Jeffery our Chief Executive Officer, or principal executive officer (PEO), for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Executive Compensation Tables – Summary Compensation Table.”

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Jeffery, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Jeffery during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Jeffery’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award With Adjustments(b)	Compensation Actually Paid to PEO
2023	$25,090,024	($20,786,986)	$23,605,247	$27,908,285
2022	$14,736,293	($10,743,624)	$12,073,752	$16,066,421
2021	$17,209,584	($9,628,428)	$9,925,849	$17,507,005
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of one or more of the following, as specified in the chart(s) below: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Unvested Equity Awards Granted in Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award With Adjustments
2023	$23,876,170	($187,534)	$0	($83,389)	$0	$0	$23,605,247
2022	$12,794,098	($417,729)	$0	($302,617)	$0	$0	$12,073,752
2021	$9,925,849	$0	$0	$0	$0	$0	$9,925,849
(3)
The dollar amounts reported in column (b 2) are the amounts of total compensation reported for Mr. Han (our former Chief Executive Officer) in the “Total” column of the Summary Compensation Table for 2021 and 2020.

(4)
The dollar amounts reported in column (c 2) represent the amount of “compensation actually paid” to Mr. Han. Since he did not receive any stock-based compensation or have a pension benefit, no adjustments were made to the reported compensation.

(5)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group excluding Mr. Jeffery (for 2021, 2022 and 2023) and Mr. Han (for 2020 and 2021) in the “Total” column of the Summary Compensation Table in each applicable year. The other NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Scott Beasley, Veronica Bloodworth, John Harrobin and Mark Nielsen (ii) for 2022, John Stratton, Scott Beasley, Mark Nielsen and Veronica Bloodworth; (iii) for 2021, John Stratton, Scott Beasley, Mark Nielsen, Veronica Bloodworth and Sheldon Bruha; and (iv) for 2020, Sheldon Bruha, Mark Nielsen, Kenneth Arndt, Steve Gable, and John Maduri.

(6)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the other NEOs identified in footnote (5) as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the other NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the other NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Note 2(b):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity With Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$4,339,424	($2,763,193)	$2,786,437	$4,362,668
2022	$12,165,924	($9,900,724)	$11,933,803	$14,199,003
2021	$13,628,775	($10,931,161)	$14,088,076	$16,785,690
2020	$3,039,974	$0	$0	$3,039,974
(a)	The grant date fair value of equity awards represents the average of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year for the other NEOs.
(b)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year End Fair Value of Unvested Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2023	$3,166,505	($97,611)	$0	($282,456)	$0	$0	$2,786,437
2022	$12,868,759	($605,348)	$0	($329,608)	$0	$0	$11,933,803
2021	$14,088,076	$0	$0	$0	$0	$0	$14,088,076
2020	$0	$0	$0	$0	$0	$0	$0
(7)
Cumulative TSR from May 4, 2021, the date our common stock was listed and began trading on the Nasdaq, is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(8)
Represents the change in value assuming $100 was invested in the S&P 500 Telecom Services Index at the open of market on May 4, 2021, the date our common stock was listed and began trading on the Nasdaq, through each year-end.

(9)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(10)
The Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
(5)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group excluding Mr. Jeffery (for 2021, 2022 and 2023) and Mr. Han (for 2020 and 2021) in the “Total” column of the Summary Compensation Table in each applicable year. The other NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Scott Beasley, Veronica Bloodworth, John Harrobin and Mark Nielsen (ii) for 2022, John Stratton, Scott Beasley, Mark Nielsen and Veronica Bloodworth; (iii) for 2021, John Stratton, Scott Beasley, Mark Nielsen, Veronica Bloodworth and Sheldon Bruha; and (iv) for 2020, Sheldon Bruha, Mark Nielsen, Kenneth Arndt, Steve Gable, and John Maduri.

Peer Group Issuers, Footnote
(8)
Represents the change in value assuming $100 was invested in the S&P 500 Telecom Services Index at the open of market on May 4, 2021, the date our common stock was listed and began trading on the Nasdaq, through each year-end.

Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Jeffery, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Jeffery during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Jeffery’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award With Adjustments(b)	Compensation Actually Paid to PEO
2023	$25,090,024	($20,786,986)	$23,605,247	$27,908,285
2022	$14,736,293	($10,743,624)	$12,073,752	$16,066,421
2021	$17,209,584	($9,628,428)	$9,925,849	$17,507,005
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of one or more of the following, as specified in the chart(s) below: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Unvested Equity Awards Granted in Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award With Adjustments
2023	$23,876,170	($187,534)	$0	($83,389)	$0	$0	$23,605,247
2022	$12,794,098	($417,729)	$0	($302,617)	$0	$0	$12,073,752
2021	$9,925,849	$0	$0	$0	$0	$0	$9,925,849

Non-PEO NEO Average Total Compensation Amount			$ 4,339,424	$ 12,165,924	$ 13,628,775	$ 3,039,974
Non-PEO NEO Average Compensation Actually Paid Amount			$ 4,362,668	14,199,003	16,785,690	3,039,974
Adjustment to Non-PEO NEO Compensation Footnote
(6)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the other NEOs identified in footnote (5) as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the other NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the other NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Note 2(b):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity With Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$4,339,424	($2,763,193)	$2,786,437	$4,362,668
2022	$12,165,924	($9,900,724)	$11,933,803	$14,199,003
2021	$13,628,775	($10,931,161)	$14,088,076	$16,785,690
2020	$3,039,974	$0	$0	$3,039,974
(a)	The grant date fair value of equity awards represents the average of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year for the other NEOs.
(b)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year End Fair Value of Unvested Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2023	$3,166,505	($97,611)	$0	($282,456)	$0	$0	$2,786,437
2022	$12,868,759	($605,348)	$0	($329,608)	$0	$0	$11,933,803
2021	$14,088,076	$0	$0	$0	$0	$0	$14,088,076
2020	$0	$0	$0	$0	$0	$0	$0

Compensation Actually Paid vs. Total Shareholder Return
Analysis of the Information Presented in the Pay versus Performance Table
As described in more detail in the section “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table for the most recent fiscal year.
Compensation Actually Paid and Cumulative TSR
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Jeffery and the average amount of compensation actually paid to the Company’s other NEOs as a group is aligned with the Company’s cumulative TSR. The compensation actually paid aligns with the Company’s cumulative TSR over the period presented primarily because a significant portion of the compensation actually paid to Mr. Jeffery and to the other NEOs is comprised of equity awards. As described in more detail in the section “Executive Compensation – Compensation Discussion and Analysis,” the Company targets that over 60% of the value of total target direct compensation awarded to the CEO be comprised of equity awards, consisting of restricted stock units and performance share units.

Compensation Actually Paid vs. Net Income
Analysis of the Information Presented in the Pay versus Performance Table
As described in more detail in the section “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table for the most recent fiscal year.
Compensation Actually Paid and Net Income
The following graph shows our Compensation actually paid versus Net Income. Our Net Income for 2021 reflects certain “fresh start” accounting adjustments in connection with our emergence from bankruptcy in 2021.

Compensation Actually Paid vs. Company Selected Measure
Analysis of the Information Presented in the Pay versus Performance Table
As described in more detail in the section “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table for the most recent fiscal year.
Compensation Actually Paid and Adjusted EBITDA
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Jeffery and the average amount of compensation actually paid to the Company’s other NEOs as a group is generally aligned with the Company’s Adjusted EBITDA presented in the graph. While the Company uses several financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the financial measure that represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance. The Company utilizes Adjusted EBITDA when setting goals for the Company’s annual incentive awards as well as using Adjusted Fiber EBITDA for our long-term performance share unit awards. As described in more detail in the section “Executive Compensation – Compensation Discussion and Analysis,” approximately 45% of our annual incentive awards are based on Adjusted EBITDA and 33% of the performance share unit awards are based on Adjusted Fiber EBITDA which is a significant portion of our overall Adjusted EBITDA.

Total Shareholder Return Vs Peer Group
Analysis of the Information Presented in the Pay versus Performance Table
As described in more detail in the section “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table for the most recent fiscal year.
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
The following graph shows the Company’s cumulative TSR from May 4, 2021, the date our common stock was listed and began trading on the Nasdaq. This graph also shows the cumulative TSR of the peer group presented for this purpose, the S&P 500 Telecom Services Index. For more information regarding the Company’s performance and the companies that the Compensation Committee considers as part of its peer group when determining compensation, refer to “Executive Compensation – Compensation Discussion and Analysis.”

Tabular List, Table
Financial Performance Measures
The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
•	Adjusted EBITDA
•	Adjusted Fiber EBITDA
•	Revenue
•	Relative TSR (the Company’s TSR as compared to the S&P MidCap 400 Index)
The Company also uses certain non-financial performance measures in our incentive compensation programs which we believe are important to realizing our strategic goals.

Total Shareholder Return Amount			$ 94.03	94.55	109.42
Peer Group Total Shareholder Return Amount			72.81	80.41	86.41
Net Income (Loss)			$ 29,000,000	$ 436,000,000	$ 4,955,000,000	$ (402,000,000)
Company Selected Measure Amount			2,127,000,000	2,080,000,000	2,476,000,000	2,898,000,000
PEO Name	Mr. Han	Mr. Jeffery	Mr. Jeffery	Mr. Jeffery		Mr. Han
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description
Adjusted EBITDA is a financial measure that is not calculated and presented in accordance with generally accepted accounting principles in the United States (i.e., a “Non-GAAP” measure). We use Non-GAAP financial measures, including Adjusted EBITDA, and other performance metrics to manage our business, set operational goals and, in certain cases, as a basis for determining compensation. See the “Reconciliation of Non-GAAP Financial Measures” in Annex A for additional discussion of Adjusted EBITDA and a reconciliation to the most directly comparable GAAP measure.

Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted Fiber EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name			Revenue
Measure:: 4
Pay vs Performance Disclosure
Name			Relative TSR (the Company’s TSR as compared to the S&P MidCap 400 Index)
Mr. Jeffery [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 25,090,024	$ 14,736,293	$ 17,209,584
PEO Actually Paid Compensation Amount			27,908,285	16,066,421	17,507,005
Mr. Han [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					3,997,819	$ 7,912,333
PEO Actually Paid Compensation Amount					3,997,819	7,912,333
PEO | Mr. Jeffery [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(20,786,986)	(10,743,624)	(9,628,428)
PEO | Mr. Jeffery [Member] | Equity Award with Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			23,605,247	12,073,752	9,925,849
PEO | Mr. Jeffery [Member] | Year End Fair Value of Equity Awards Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			23,876,170	12,794,098	9,925,849
PEO | Mr. Jeffery [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(187,534)	(417,729)	0
PEO | Mr. Jeffery [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Mr. Jeffery [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(83,389)	(302,617)	0
PEO | Mr. Jeffery [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Mr. Jeffery [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,763,193)	(9,900,724)	(10,931,161)	0
Non-PEO NEO | Equity Award with Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,786,437	11,933,803	14,088,076	0
Non-PEO NEO | Year End Fair Value of Equity Awards Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,166,505	12,868,759	14,088,076	0
Non-PEO NEO | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(97,611)	(605,348)	0	0
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(282,456)	(329,608)	0	0
Non-PEO NEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	$ 0